EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Disclosure of earnings per share

	Years ended December 31
(In millions of dollars, except per share amounts)	2017	2016

Numerator (basic) - Net income for the year	1,711	835

Denominator - Number of shares (in millions):
Weighted average number of shares outstanding - basic	515	515
Effect of dilutive securities (in millions):
Employee stock options and restricted share units	2	2

Weighted average number of shares outstanding - diluted	517	517

Earnings per share:
Basic	$3.32	$1.62
Diluted	$3.31	$1.62